Accounts Receivable (Schedule of accounts receivable) (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounts receivables [Abstract]
Trade receivables	$ 413,792	$ 167,688
GST/VAT receivables	6,772	5,856
Other receivables	1,769	10,400
Total	$ 422,333	$ 183,944